Exhibit 99
Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	November 2013
Payment Date	12/16/2013
Transaction Month	23
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,647,026,558.63	73,859	58.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$340,400,000.00	0.44878%	February 15, 2013
Class A-2 Notes	$454,500,000.00	0.620%	September 15, 2014
Class A-3 Notes	$547,800,000.00	0.840%	August 15, 2016
Class A-4 Notes	$157,160,000.00	1.150%	June 15, 2017
Class B Notes	$47,360,000.00	1.880%	August 15, 2017
Class C Notes	$31,570,000.00	2.400%	November 15, 2017
Class D Notes	$31,570,000.00	2.940%	July 15, 2018
Total	$1,610,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,315,111.17

Principal:
Principal Collections	$17,112,399.37
Prepayments in Full	$10,816,364.90
Liquidation Proceeds	$698,256.65
Recoveries	$8,360.67
Sub Total	$28,635,381.59
Collections	$30,950,492.76

Purchase Amounts:
Purchase Amounts Related to Principal	$510,121.38
Purchase Amounts Related to Interest	$3,271.49
Sub Total	$513,392.87

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$31,463,885.63

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	November 2013
Payment Date	12/16/2013
Transaction Month	23
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$31,463,885.63
Servicing Fee	$559,544.14	$559,544.14	$0.00	$0.00	$30,904,341.49
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$30,904,341.49
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$30,904,341.49
Interest - Class A-3 Notes	$263,278.12	$263,278.12	$0.00	$0.00	$30,641,063.37
Interest - Class A-4 Notes	$150,611.67	$150,611.67	$0.00	$0.00	$30,490,451.70
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,490,451.70
Interest - Class B Notes	$74,197.33	$74,197.33	$0.00	$0.00	$30,416,254.37
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,416,254.37
Interest - Class C Notes	$63,140.00	$63,140.00	$0.00	$0.00	$30,353,114.37
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,353,114.37
Interest - Class D Notes	$77,346.50	$77,346.50	$0.00	$0.00	$30,275,767.87
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$30,275,767.87
Regular Principal Payment	$28,204,976.12	$28,204,976.12	$0.00	$0.00	$2,070,791.75
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,070,791.75
Residuel Released to Depositor	$0.00	$2,070,791.75	$0.00	$0.00	$0.00
Total		$31,463,885.63

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$28,204,976.12
Total					$28,204,976.12
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$28,204,976.12	$51.49	$263,278.12	$0.48	$28,468,254.24	$51.97
Class A-4 Notes	$0.00	$0.00	$150,611.67	$0.96	$150,611.67	$0.96
Class B Notes	$0.00	$0.00	$74,197.33	$1.57	$74,197.33	$1.57
Class C Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Class D Notes	$0.00	$0.00	$77,346.50	$2.45	$77,346.50	$2.45
Total	$28,204,976.12	$17.51	$628,573.62	$0.39	$28,833,549.74	$17.90

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	November 2013
Payment Date	12/16/2013
Transaction Month	23

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$376,111,602.53	0.6865856	$347,906,626.41	0.6350979
Class A-4 Notes	$157,160,000.00	1.0000000	$157,160,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$643,771,602.53	0.3997687	$615,566,626.41	0.3822540

Pool Information
Weighted Average APR	4.323%	4.319%
Weighted Average Remaining Term	39.56	38.68
Number of Receivables Outstanding	39,339	38,512
Pool Balance	$671,452,967.34	$641,847,312.53
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$643,771,602.53	$615,566,626.41
Pool Factor	0.4076759	0.3897006

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$16,470,265.59
Targeted Credit Enhancement Amount	$16,470,265.59
Yield Supplement Overcollateralization Amount	$26,280,686.12
Targeted Overcollateralization Amount	$26,280,686.12
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$26,280,686.12

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$16,470,265.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$16,470,265.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$16,470,265.59

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	November 2013
Payment Date	12/16/2013
Transaction Month	23

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		112	$468,512.51
(Recoveries)		78	$8,360.67
Net Losses for Current Collection Period			$460,151.84
Cumulative Net Losses Last Collection Period			$6,424,824.70
Cumulative Net Losses for all Collection Periods			$6,884,976.54

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.82%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.88%	627	$12,036,781.12
61-90 Days Delinquent	0.26%	81	$1,662,782.14
91-120 Days Delinquent	0.08%	23	$536,027.27
Over 120 Days Delinquent	0.16%	49	$1,001,680.78
Total Delinquent Receivables	2.37%	780	$15,237,271.31

Repossession Inventory:
Repossessed in the Current Collection Period		28	$579,019.96
Total Repossessed Inventory		42	$969,296.93

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3851%
Preceding Collection Period			0.5083%
Current Collection Period			0.8409%
Three Month Average			0.5781%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3329%
Preceding Collection Period			0.3483%
Current Collection Period			0.3973%
Three Month Average			0.3595%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer